POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2013
Post Balance Sheet Events [Abstract]
POST BALANCE SHEET EVENTS

NOTE 44: POST BALANCE SHEET EVENTS

On July 23, 2013, NBG Pangaea REIC won a bid for the acquisition from HRADF, of a commercial property of a total area of 888 sq. m., located at 19 Ermou Street, Athens, Greece for a consideration of EUR 6 million. The acquisition process was finalized on February 3, 2014.

On October 18, 2013, NBG Pangaea REIC was announced by HDRAF as the successful bidder for the acquisition of one of the two portfolios in the framework of the sale and leaseback transaction. The portfolio consists of 14 assets (11 properties are located in Attica, 2 properties in Thessaloniki and 1 property in Evros). The properties will be leased by the Hellenic Republic for 20 years. The total area of the properties amounts to approximately 200 thousand sq.m., out of which approximately 134 thousand sq.m. are above ground area and approximately 66 thousand sq.m. are basement. The consideration for the acquisition of the portfolio amounts to EUR 116 million. In order for the transaction to be concluded the approval of the Court of Audit was required and eventually granted with the decision communicated to NBG Pangaea REIC on March 19, 2014. The transaction is expected to be concluded in the next few months.

On March 20, 2014, NBG Pangaea REIC acquired 100% of mutual fund “Picasso – Fondo Comune di Investimento Immobiliare Speculativo di Tipo Chiuso Riservato ad Investitori Qualificati” (Picasso – Closed End Real Estate Investment Fund Reserved to Qualified Investors). Picasso – Fondo owns building offices of a total area of 33 thousand sq.m., which are located in Rome and Milan, with total value of approximately EUR 38 million. Picasso is an Italian closed type mutual fund which was established and managed by Castello SGR SpA, an Italian company that manages assets and is supervised by Central Bank of Italy.

On March 6, 2014, the Bank of Greece informed the Bank of its capital shortfall, amounting to EUR 2.2 billion, arising from the 2014 Stress Tests. In arriving at this estimate, the Bank of Greece assumed internal capital generation by the Bank over the period June 2013 to December 2016 of EUR 1.5 billion based on what the Bank of Greece characterized as a conservative adjustment of restructuring plans submitted by us to the Bank of Greece. Following the request by the Bank of Greece, the Bank presented a capital plan to the Bank of Greece, describing the actions it intends to take to address the capital shortfall. The Bank of Greece approved this plan on April 11, 2014. This capital plan includes certain capital actions amounting to EUR 1,040 million. Approximately one-half of this amount relates to completed capital actions relating to the sale of Astir Palace Hotel agreed in February (see Item 4.A, ''History and Development of the Company—Acquisitions, Capital Expenditures and Divestitures''), and the higher than initially expected benefit from the VRS completed in December 2013. The Bank of Greece approved the implementation of these capital actions amounting to EUR 1,040 million and an equity capital increase (in the form of share capital and share premium) for the residual needs amounting to EUR 1,143 million. In addition to meeting these residual needs of EUR 1,143 million, the Bank decided to further increase its equity base by an amount of EUR 1.4 billion in order to strengthen its Basel III CET 1 ratio and maintain the flexibility to redeem the Greek State Preference Shares. On April 16, 2014 the Bank announced a EUR 2.5 billion share capital increase which was completed on May 13, 2014. Under the 2014 share capital increase, 1,136,363,637 new, dematerialized, common, registered, voting shares of the Bank of par value of EUR 0.30 each at a subscription price of EUR 2.20 each were issued. Subject to the approval by the board of the HELEX of the listing to trade of the new shares, trading of the new shares on the ATHEX is expected to commence on or about May 20, 2014.

On March 26, 2014, the Bank entered into a secured financing agreement for EUR 500 million. The agreement matures on February 28, 2017, with mutual termination rights and bears a nominal interest rate of 1-month Euribor plus 275 bps. The financing is secured with retained covered bonds (Program II) issued by the Bank.

On April 9, 2014, Finansbank issued TL 311 million 11.15% notes, maturing in March 2015.

On April 16, 2014, Finansbank issued TL 187 million 10.3% notes, maturing in July 2014.

On April 25, 2014, Finansbank issued USD 500 million senior unsecured bonds, maturing in 2019, bearing an interest rate of 6.25%.

On April 30, 2014, the Group issued a EUR 750 million senior unsecured bond, maturing in 2019, bearing an interest rate of 4.375% and a yield of 4.5% at the time of pricing.

On April 30, 2014, Finansbank issued TL 500 million 10.87% notes, maturing in October 2014.

During the period from January 1, 2014 to March 31, 2014 Finansbank issued various borrowings in Turkish lira, euro, Swiss franc, pound sterling and U.S. dollars amounting to TL 2,463 million and redeemed an amount of TL 2,293 million, resulting in a net increase in borrowings of TL 170 million (EUR 57 million) as at March 31, 2014.